ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consist of the following:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Accounts receivable	672,708	1,069,021	7,415
Less: allowance for expected credit losses	(27,805)	(54,508)	(378)
Accounts receivable, net	644,903	1,014,513	7,037

SCHEDULE OF ACCOUNTS RECEIVABLE, ALLOWANCE FOR EXPECTED CREDIT LOSSES

The following table presents the activity in the allowance for expected credit losses:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	28,407	27,805	193
Addition	—	26,703	185
Reversal	(602)	—	—
Balance at the end of the year	27,805	54,508	378